Financial risk management - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 203,318	£ 180,769	[1]	£ 206,971
Financial assets at fair value through other comprehensive income	27,592	23,154	[1]	£ 28,137
Total financial assets	846,753	841,000
Loans and advances securitised1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	633	1,463
Financial assets at fair value through other comprehensive income	5,245	5,429
Total financial assets	£ 5,878	£ 6,892

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.